Marketable debt securities - Changes in Bonds and Debentures (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	€ 228,869	€ 226,160
Balance at year-end	217,966	228,869	€ 226,160
Bonds and debentures
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	183,278	182,073	178,710
Net inclusion of entities in the Group	11,426	1,009	5,229
Issues	62,260	57,012	66,223
Redemptions and repurchases	(66,871)	(59,036)	(69,295)
Exchange differences and other movements	(13,374)	2,219	1,206
Balance at year-end	176,719	183,278	182,073
Bonds and debentures | Banco Popular Espanol, S.A.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group	11,426
Redemptions and repurchases	(983)
Bonds and debentures | Banif Banco Santander Totta SA
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			1,729
Bonds and debentures | Auto ABS UK Loans PLC
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			1,358
Bonds and debentures | Auto ABS DFP Master Compartment France 2013
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			550
Bonds and debentures | Auto ABS2 FCT Compartiment 2013A
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			514
Bonds and debentures | PSA Financial Services, Spain, EFC, SA
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			401
Issues		726
Bonds and debentures | Auto ABS FCT Compartiment 20121
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			274
Bonds and debentures | Auto ABS FCT Compartiment 20132
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			205
Bonds and debentures | PSA Finance Suisse, S.A.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			200
Bonds and debentures | Banca PSA Italia S.P.A.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group		500
Bonds and debentures | PSA Bank Deutschland GmbH
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group		497
Bonds and debentures | Santander UK plc
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	7,625	12,815	16,279
Redemptions and repurchases	(13,303)	(13,163)	(18,702)
Bonds and debentures | Santander Consumer USA Holdings Inc.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	11,242	11,699	11,330
Redemptions and repurchases	(10,264)	(11,166)	(7,556)
Bonds and debentures | Banco Santander (Brasil) S.A
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	16,732	7,699	16,910
Redemptions and repurchases	(23,187)	(7,579)	(14,718)
Bonds and debentures | Santander Consumer Finance, S.A.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	2,508	4,567	5,070
Redemptions and repurchases	(1,618)	(4,117)	(2,838)
Bonds and debentures | Banco Santander - Chile
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	579	3,363	1,198
Redemptions and repurchases	(1,442)	(516)	(2,136)
Bonds and debentures | Santander Holding USA, Inc.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	4,133	2,798	1,921
Redemptions and repurchases	(759)	(1,786)	(494)
Bonds and debentures | Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	118	1,840	1,874
Redemptions and repurchases	(224)	(1,453)	(789)
Bonds and debentures | Santander Consumer Bank AG
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	749
Bonds and debentures | Santander Consumer Bank A.S.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	1,117	1,537	1,328
Redemptions and repurchases	(337)	(710)	(163)
Bonds and debentures | SCF Rahoituspalvelut KIMI VI DAC
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	635
Bonds and debentures | Socit Financire de Banque - SOFIB (actually PSA Banque France)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	1,032
Bonds and debentures | Auto ABS French Lease Master Compartiment 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues		635
Bonds and debentures | Santander International Products, Plc.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	588	371	402
Bonds and debentures | Emisora Santander Espana, S.A. Unipersonal
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	67	158	745
Bonds and debentures | Banco Santander Totta SA
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	1,999		749
Redemptions and repurchases	(998)	(856)	(130)
Bonds and debentures | Santander Bank, National Association
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues			910
Redemptions and repurchases	(886)
Banco Santander S.A. | Bonds and debentures
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	10,712	6,385	5,265
Redemptions and repurchases	€ (8,973)	€ (12,837)	€ (18,581)